FAIR VALUE MEASUREMENTS - Quantitative information regarding Level 3 fair value measurements inputs (Details) - Private Warrants - Level 3 - Recurring basis	Mar. 31, 2023 $ / shares Y	Dec. 31, 2022 $ / shares	Dec. 31, 2022 Y	Dec. 31, 2022	Dec. 31, 2021 Y
Exercise price
FAIR VALUE MEASUREMENTS
Fair value measurements input	11.50	11.50		0.1150	0.1150
Share price
FAIR VALUE MEASUREMENTS
Fair value measurements input	10.69	10.44		0.1044	0.1010
Expected term (years)
FAIR VALUE MEASUREMENTS
Fair value measurements input	5.18		5.12		5.36
Probability of Acquisition
FAIR VALUE MEASUREMENTS
Fair value measurements input	0.0265			0.0275	1.000
Volatility
FAIR VALUE MEASUREMENTS
Fair value measurements input	0.032			0.042	0.074
Risk-free rate
FAIR VALUE MEASUREMENTS
Fair value measurements input	0.0353			0.0391	0.0128
Dividend yield (per share)
FAIR VALUE MEASUREMENTS
Fair value measurements input	0.00			0.0000	0.0000